Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)	3.85%	2.18%		2.11%
C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	6.30%	2.25%		1.91%
Without Sales Load [Member] | C000202326
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%	8.46%	3.29%		2.79%
Without Sales Load [Member] | C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	8.18%	3.02%		2.52%
Without Sales Load [Member] | C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	7.30%	2.25%		1.91%
Without Sales Load [Member] | C000202327
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	8.57%	3.35%	2.86%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)	0.25%	(2.10%)		0.22%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)	0.25%	(2.10%)		0.22%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)	0.25%	(2.10%)		0.22%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)	0.25%	(2.10%)	0.22%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	5.19%	2.52%		1.81%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	5.19%	2.52%		1.81%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	5.19%	2.52%		1.81%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	5.19%	2.52%	1.81%